ACCOUNT PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNT PAYABLE AND ACCRUED LIABILITIES

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Trade creditors	8,736	8,674
Accrued expenses	311	398
Deposit received	2,293	1,945
Goods and services tax payable	161	27
Deferred income	533	221
Others	102	223
	12,136	11,488